Others, net (Tables)	12 Months Ended
Dec. 31, 2019
Others, net
Schedule of others non-operating income (expense), net

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Gain from business and investment disposals	74,965	1,320,266	1,199,407
Government financial incentives	843,447	614,658	2,222,223
Impairment of investments	(139,823)	(593,138)	(1,954,031)
Foreign exchange gains/(losses), net	213,482	(192,491)	124,070
Gains/(losses) from fair value change of long-term investments	—	(1,512,979)	3,495,709
Others	324,337	458,859	287,931

Total	1,316,408	95,175	5,375,309